Sale of vessels (Details Textual) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended
	May 31, 2019	Feb. 28, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Capital Leased Assets [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment			$ (6,592,429)	$ 0	$ (13,162,192)	$ 0
Ardmore Seamaster [Member]
Capital Leased Assets [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment		$ 6,600,000			(6,569,763)
Proceeds from Sale of Other Property, Plant, and Equipment		$ 9,700,000
Ardmore Seafarer [Member]
Capital Leased Assets [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment	$ 6,600,000		$ (6,592,429)		$ (6,592,429)
Proceeds from Sale of Other Property, Plant, and Equipment	$ 9,100,000